FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)			12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 16, 2025	Aug. 04, 2025	Jun. 30, 2024	Jun. 29, 2024
Short-Term Debt [Line Items]
Penalty interest rate							13.00%	9.00%
Marketing fees payable to underwriters	$ 7,043,750
Long-Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative			$ 103,185	$ 0
Maturity due		24 months
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Unamortized discount			776,919
Increased fair value							$ 7,664,613
Chardan Note
Short-Term Debt [Line Items]
Fair value of embedded derivative			$ 0	0
Number of years up to which the converted amount is to be held for payment of interest			3 years
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Unamortized discount							404,483
Increased fair value							$ 3,990,385
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Marketing fees payable to underwriters			$ 7,043,750
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			85.00%
Convertible notes
Short-Term Debt [Line Items]
Fair value of embedded derivative				435,027	$ 382,154
Long - Term notes and Chardan Note
Short-Term Debt [Line Items]
Fair value of embedded derivative			$ 103,185
Secured Convertible Note
Short-Term Debt [Line Items]
Fair value of embedded derivative			0
Merger Financing
Short-Term Debt [Line Items]
Fair value of embedded derivative			$ 63,696	0
Debenture
Short-Term Debt [Line Items]
Fair value of embedded derivative				$ 1,189,955		$ 352,067